CERTIFICATION OF
                    STRONG SHORT-TERM GLOBAL BOND FUND, INC.
                       on behalf of the following series:
                 Strong Advisor Aggressive High-Yield Bond Fund
                     Strong Advisor Short Duration Bond Fund


STRONG SHORT-TERM GLOBAL BOND FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Advisor Aggressive High-Yield Bond and Strong Advisor Short Duration Bond Funds' Statement of Additional Information dated March 1, 2001, as supplemented on December 31, 2001, filed by the Registrant pursuant to Post-Effective Amendment No. 16 (File No. 33-74580; 811-8320), which was filed with the Securities and Exchange Commission on December 28, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Strong Advisor Aggressive High-Yield Bond and Advisor Short Duration Bond Funds' Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                   STRONG SHORT-TERM GLOBAL BOND FUND, INC.




                                        /s/ Richard W. Smirl
                                   ------------------------------------------
                                   By:      Richard W. Smirl
                                   Title:   Secretary


Dated: January 4, 2001